RELATED PARTY TRANSACTIONS - Summary of Balances Owed from/to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party receivables	$ 3,470	$ 1,927
Related party payables	23,406	1,387
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Related party payables	0	73
Frontline Ltd.
Related Party Transaction [Line Items]
Related party receivables	2,356	1,523
Related party payables	906	1,044
Ship Finance International Limited
Related Party Transaction [Line Items]
Related party receivables	369	2
United Freight Carriers LLC
Related Party Transaction [Line Items]
Related party receivables	0	0
Seateam
Related Party Transaction [Line Items]
Related party payables	0	0
Seatankers Management Co., Ltd
Related Party Transaction [Line Items]
Related party receivables	471	77
Related party payables	0	270
G.Opus
Related Party Transaction [Line Items]
Related party receivables	89	3
CCL
Related Party Transaction [Line Items]
Related party receivables	185	322
Related party payables	0	$ 0
Sterna Finance Ltd [Member]
Related Party Transaction [Line Items]
Related party payables	$ 22,500